      PAGE  1
000 A000000 05/31/96
000 C000000 0000859903
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT EQUITY FUND
001 B000000 811-6033
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
077 A000000 Y
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100     28496
071 B000100     33691
071 C000100     55139
071 D000100   52
072 A000100 12
074 N000100    62307
074 T000100    61254
075 A000100        0
075 B000100    57606

  PAGE  2
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

Board of Trustees and Shareholders
  Lord Abbett Equity Fund:

In planning and performing our audit of the financial statements of Lord Abbett Equity Fund (the "Fund") for the year ended May 31, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an adequate internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of May 31, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



June 25, 1997